Prepaid Expenses and Deposits (Details)	Jul. 09, 2026 USD ($)	Jul. 09, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Prepaid Expenses and Deposits [Abstract]
Prepaid referral fees			$ 9,513,671	$ 4,000,000	$ 31,200,000	$ 9,500,000	$ 74,200,000	$ 100,000	$ 770,000
Total purchase price	$ 280,000	$ 2,200,000